JPMorgan SMID Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.	23	2,333
Loar Holdings, Inc. *	16	1,168
		3,501
Banks — 5.3%
Commerce Bancshares, Inc.	54	3,191
Cullen/Frost Bankers, Inc.	34	3,840
First Horizon Corp.	302	4,691
First Interstate BancSystem, Inc., Class A	125	3,828
ServisFirst Bancshares, Inc.	25	2,014
Wintrust Financial Corp.	44	4,778
		22,342
Building Products — 6.4%
AAON, Inc.	23	2,490
AZEK Co., Inc. (The) *	59	2,781
Fortune Brands Innovations, Inc.	53	4,735
Hayward Holdings, Inc. *	361	5,532
Janus International Group, Inc. *	268	2,709
Lennox International, Inc.	5	3,360
Simpson Manufacturing Co., Inc.	28	5,273
		26,880
Capital Markets — 6.7%
Cboe Global Markets, Inc.	24	5,022
Evercore, Inc., Class A	19	4,767
FactSet Research Systems, Inc.	7	3,088
LPL Financial Holdings, Inc.	7	1,670
MarketAxess Holdings, Inc.	18	4,515
Moelis & Co., Class A	32	2,212
Morningstar, Inc.	9	2,920
StepStone Group, Inc., Class A	74	4,211
		28,405
Chemicals — 2.3%
Axalta Coating Systems Ltd. *	131	4,727
Perimeter Solutions SA *	164	2,204
Quaker Chemical Corp.	17	2,875
		9,806
Commercial Services & Supplies — 4.6%
Driven Brands Holdings, Inc. *	255	3,636
MSA Safety, Inc.	35	6,240
RB Global, Inc. (Canada)	47	3,805
Waste Connections, Inc.	33	5,933
		19,614
Construction & Engineering — 1.9%
WillScot Holdings Corp. *	211	7,939

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 1.4%
Eagle Materials, Inc.	21	5,996
Consumer Staples Distribution & Retail — 3.7%
BJ's Wholesale Club Holdings, Inc. *	48	3,969
Casey's General Stores, Inc.	12	4,317
Performance Food Group Co. *	92	7,240
		15,526
Containers & Packaging — 0.9%
AptarGroup, Inc.	25	3,965
Distributors — 2.5%
LKQ Corp.	101	4,052
Pool Corp.	17	6,371
		10,423
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	32	4,440
Electrical Equipment — 0.4%
Shoals Technologies Group, Inc., Class A *	302	1,692
Electronic Equipment, Instruments & Components — 0.8%
Cognex Corp.	85	3,445
Energy Equipment & Services — 1.0%
Cactus, Inc., Class A	72	4,284
Financial Services — 2.5%
Jack Henry & Associates, Inc.	28	4,974
WEX, Inc. *	27	5,560
		10,534
Food Products — 0.9%
Lamb Weston Holdings, Inc.	58	3,768
Gas Utilities — 1.2%
Atmos Energy Corp.	37	5,125
Ground Transportation — 2.4%
Knight-Swift Transportation Holdings, Inc.	40	2,164
Landstar System, Inc.	20	3,713
Saia, Inc. *	10	4,361
		10,238
Health Care Equipment & Supplies — 3.9%
Envista Holdings Corp. *	226	4,469
ICU Medical, Inc. *	22	4,070
QuidelOrtho Corp. *	59	2,669
STERIS plc	21	5,171
		16,379
Health Care Providers & Services — 4.9%
Chemed Corp.	7	4,187
Concentra Group Holdings Parent, Inc. *	92	2,065

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Encompass Health Corp.	61	5,851
HealthEquity, Inc. *	41	3,393
Molina Healthcare, Inc. *	15	5,028
		20,524
Health Care Technology — 0.6%
Certara, Inc. *	199	2,327
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	46	4,907
Hotels, Restaurants & Leisure — 3.6%
Domino's Pizza, Inc.	6	2,368
Planet Fitness, Inc., Class A *	53	4,320
Vail Resorts, Inc.	26	4,500
Wendy's Co. (The)	231	4,051
		15,239
Household Products — 0.5%
Reynolds Consumer Products, Inc.	65	2,021
Industrial REITs — 0.9%
EastGroup Properties, Inc.	21	3,942
Insurance — 2.6%
Brown & Brown, Inc.	42	4,404
Kinsale Capital Group, Inc.	7	3,126
RLI Corp.	23	3,511
		11,041
Leisure Products — 1.1%
Brunswick Corp.	55	4,647
Life Sciences Tools & Services — 0.9%
West Pharmaceutical Services, Inc.	13	3,761
Machinery — 6.0%
Hillman Solutions Corp. *	337	3,560
IDEX Corp.	21	4,421
Lincoln Electric Holdings, Inc.	21	4,015
Nordson Corp.	17	4,376
RBC Bearings, Inc. *	16	4,801
Toro Co. (The)	46	4,009
		25,182
Oil, Gas & Consumable Fuels — 2.2%
DT Midstream, Inc.	49	3,894
SM Energy Co.	133	5,316
		9,210
Professional Services — 5.6%
Broadridge Financial Solutions, Inc.	15	3,194
First Advantage Corp. *	204	4,049
Paylocity Holding Corp. *	36	5,865

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
SS&C Technologies Holdings, Inc.	56	4,159
TransUnion	43	4,553
UL Solutions, Inc., Class A	40	1,985
		23,805
Real Estate Management & Development — 1.6%
Cushman & Wakefield plc *	487	6,643
Residential REITs — 1.2%
Mid-America Apartment Communities, Inc.	31	4,930
Retail REITs — 0.9%
NNN REIT, Inc.	80	3,891
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc. (Japan) *	148	3,451
Entegris, Inc.	56	6,252
Power Integrations, Inc.	65	4,175
Teradyne, Inc.	22	2,988
		16,866
Software — 5.2%
Clearwater Analytics Holdings, Inc., Class A *	123	3,099
Guidewire Software, Inc. *	24	4,464
Manhattan Associates, Inc. *	16	4,371
nCino, Inc. *	90	2,846
Qualys, Inc. *	25	3,214
Tyler Technologies, Inc. *	7	4,079
		22,073
Specialized REITs — 1.0%
CubeSmart	79	4,260
Specialty Retail — 1.6%
Burlington Stores, Inc. *	16	4,333
Five Below, Inc. *	29	2,545
		6,878
Trading Companies & Distributors — 1.4%
Core & Main, Inc., Class A *	134	5,971
Total Common Stocks (Cost $321,612)		412,420

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b) (Cost $10,784)	10,779	10,785
Total Investments — 100.1% (Cost $332,396)		423,205
Liabilities in Excess of Other Assets — (0.1)%		(531)
NET ASSETS — 100.0%		422,674

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$423,205	$—	$—	$423,205

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$12,501	$29,623	$31,344	$5	$— (c)	$10,785	10,779	$148	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91%	—	2,445	2,445	—	—	—	—	4	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	—	7,430	7,430	—	—	—	—	3	—
Total	$12,501	$39,498	$41,219	$5	$—	$10,785		$155	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
(c)	Amount rounds to less than one thousand.